Retirement Benefits - Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [Line Items]
Total	¥ (443,867)	¥ (330,739)	¥ (110,075)
Plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,804,994	1,820,599	¥ 1,663,637
Plan assets [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	788,779	801,308
Plan assets [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,016,215	1,019,291
Plan assets [member] | Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	278,692	354,498
Debt instruments	213,307	227,366
General account of life insurance companies	22,355	41,916
Other investments and short-term assets	705,777	593,812
Plan assets [member] | Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	160,285	185,613
Debt instruments	8,955	8,306
General account of life insurance companies	160	148
Other investments and short-term assets	48,128	16,756
Plan assets [member] | Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	118,407	168,885
Debt instruments	204,352	219,060
General account of life insurance companies	22,195	41,768
Other investments and short-term assets	657,649	577,056
Plan assets [member] | Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	549,586	582,955
Other short-term assets	35,277	20,052
Plan assets [member] | Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	546,424	579,890
Other short-term assets	24,827	10,595
Plan assets [member] | Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	3,162	3,065
Other short-term assets	¥ 10,450	¥ 9,457